Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	$ 949
Less: imputed lease interest	(139)
Total lease liabilities	810
Current portion	379	$ 261
Non-current portion	$ 431	$ 320
Average incremental borrowing rate applied to the lease liabilities	15.69%	15.78%
Cash outflows related to leases	$ 300	$ 300	$ 200
2023
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	459
2024
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	284
2025
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	$ 206